Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Cash flows from operating activities
Receipts from customers		$ 4,517		$ 4,054		$ 4,580
Payments to suppliers and employees		(3,273)		(2,701)		(2,714)
Cash generated from operations		1,244		1,353		1,866
Dividends received from joint ventures		694		231		148
Taxation refund		32		20		0
Taxation paid		(166)		(336)		(431)
Net cash inflow (outflow) from operating activities from continuing operations		1,804		1,268		1,583
Net cash inflow (outflow) from operating activities from discontinued operations		0		0		109
Net cash inflow (outflow) from operating activities		1,804		1,268		1,692
Cash flows from investing activities
Interest capitalised and paid		(2)		(14)		(17)
Acquisition of assets		(517)		0		0
Acquisition of intangible assets		0		(1)		(1)
Dividends from associates and other investments		18		22		9
Proceeds from disposal of tangible assets		8		25		3
Other investments and assets acquired		(16)		(4)		(8)
Proceeds from disposal of other investments		0		0		9
Proceeds from disposal of joint ventures		0		2		26
Loans advanced		(1)		(15)		0
Loans repaid by associates and joint ventures		0		0		12
Recognition of joint operation - cash		0		0		2
Proceeds from disposal of discontinued assets and subsidiaries		0		0		200
Decrease (increase) in cash restricted for use		(4)		14		(9)
Interest received		81		58		27
Net cash inflow (outflow) from investing activities from continuing operations		(1,461)		(940)		(486)
Net cash outflow from investing activities from discontinued operations		0		0		(31)
Cash in subsidiaries sold and transferred to held for sale		0		0		3
Net cash inflow (outflow) from investing activities		(1,461)		(940)		(514)
Cash flows from financing activities
Proceeds from borrowings		266		822		2,226
Repayment of borrowings		(184)		(820)		(2,310)
Repayment of lease liabilities		(82)		(63)		(47)
Finance costs - borrowings		(99)		(111)		(110)
Finance costs - leases		(10)		(9)		(8)
Other borrowing costs		(11)		(35)		(33)
Dividends paid		(203)		(240)		(47)
Cash inflow (outflow) from financing activities		(323)		(456)		(329)
Net increase (decrease) in cash and cash equivalents		20		(128)		849
Translation		(68)		(48)		25
Cash and cash equivalents at beginning of year		1,154	[2],[3]	1,330	[1],[2],[3]	456
Cash and cash equivalents at end of year (2)		1,108		1,154	[2],[3]	1,330	[2],[3]
Cash and cash equivalents if different from statement of financial position	[2]	1,106
Project capital
Cash flows from investing activities
Capital expenditure		(378)		(392)		(369)
- stay-in-business capital
Cash flows from investing activities
Capital expenditure		$ (650)		$ (635)		$ (370)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	Cash and cash equivalents at the end of December 2022 is net of a bank overdraft of $2m.
[3]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.